INVESTMENTS - Equities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Equities, Cost	$ 17,812,704,000	$ 33,827,154
Equities, Fair Value	$ 7,474,287	$ 28,578,556
Exploits Discovery Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	13,229,466	13,229,466
Equities, Cost	$ 8,462,704	$ 8,462,704
Equities, Fair Value	$ 3,770,398	$ 7,276,206
Labrador Gold Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	12,555,556	12,555,556
Equities, Cost	$ 8,850,000	$ 8,850,000
Equities, Fair Value	$ 3,703,889	$ 11,300,000
Long Range
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	5,000,000	5,000,000
Equities, Cost	$ 500,000	$ 500,000
Equities, Fair Value		$ 500,000
Novo Resources Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity		6,645,000
Equities, Cost		$ 16,014,450
Equities, Fair Value		$ 9,502,350